Income Taxes (Details Textual) (USD $)	12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Aldagen Inc [Member]	Dec. 31, 2010 Aldagen Inc [Member]	Dec. 31, 2011 Federal [Member] Aldagen Inc [Member]	Dec. 31, 2011 State and Local Jurisdiction [Member] Aldagen Inc [Member]
Deferred Tax Liability Provision For Income Tax	$ 18,000	$ 18,000
Deferred Tax Assets, Operating Loss Carryforwards, Not Subject to Expiration	107,392,000
Net operating loss carryforward	4,635,000	1,310,000	2,023,000			56,795,900	59,658,800
Operating Loss Carryforwards, Expiration Dates	The carry-forwards will expire between 2021 and 2032.			begin to expire in 2020 and 2015
Proceeds from Income Tax Refunds					$ 36,039